Intangible Asset (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 19, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Capitalized cost		$ 3,037,147
Business combination of tax basis		$ 1,782
Number of shares acquired in exchange for common stock		2,090,301
Proceeds from common stock					$ 4,270,000
Amortization expense		$ 25,435
Weighted average amortization period for intangible asset		14 years
Future amortization expense, twelve months		$ 788,495
Future amortization expense, year two		788,495
Future amortization expense, year three		788,495
Future amortization expense, year four		788,495
Future amortization expense, year five		788,495
CoNCERT Pharmaceuticals, Inc [Member]
Capitalized cost		11,038,929
Transaction costs		$ 1,782
Option exercised in exchange for common stock	$ 8,000,000
Number of shares acquired in exchange for common stock	2,090,301
Percentage of common stock holdings	6.58%
Percentage of issued and outstanding common stock diluted basis	5.93%
Percentage of royalty	15.00%
Proceeds from royalty receivable	$ 8,000,000
Proceeds from common stock	8,000,000
CoNCERT Pharmaceuticals, Inc [Member] | Additional Paid-In Capital [Member]
Proceeds from royalty receivable	$ 8,000,000